UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02328

Boulder Growth and Income Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Stephen C. Miller, Esq. 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	November 30, 2007

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments. – The schedule of investments for the period ended February 28, 2007 is filed herewith.

Portfolio of Investments as of February 28, 2007
(Unaudited)	Boulder Growth & Income Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—93.2%
DOMESTIC COMMON STOCKS—69.2%
Beverages—6.3%
164,500	Anheuser-Busch Companies, Inc.	8,073,660

Buildings - Residential/Commercial—0.8%
6,300	Lennar Corp., Class A	310,212
5,000	MDC Holdings, Inc.	255,300
8,000	Pulte Homes, Inc.	236,480
10,000	Standard Pacific Corp.	255,300
		1,057,292

Construction Machinery—1.0%
20,000	Caterpillar, Inc.	1,288,400

Consumer Products—1.3%
36,400	The Scotts Miracle-Gro Company, Class A	1,605,604

Data Processing - Management—0.7%
20,690	Fidelity National Information Services, Inc.	950,705

Diversified—27.1%
310	Berkshire Hathaway Inc., Class A †	32,918,900
500	Berkshire Hathaway Inc., Class B †	1,761,500
		34,680,400

Financial Services—0.4%
236,000	Doral Financial Corp.	512,120

Food—0.8%
21,000	Wm. Wrigley Jr. Company	1,045,800

Health Care Products & Services—3.1%
143,400	Health Management Associates Inc., Class A	2,862,264
18,000	Johnson & Johnson	1,134,900
		3,997,164

Insurance—3.0%
47,074	Fidelity National Financial, Inc.	1,129,776
40,000	First American Corporation	1,886,000
27,000	Marsh & McLennan Companies, Inc.	794,340
		3,810,116

Manufacturing—3.2%
50,500	Eaton Corporation	4,091,005

Pharmaceuticals—1.4%
70,000	Pfizer, Inc.	1,747,200

1

REITS—9.3%
21,000	AvalonBay Communities, Inc.	2,888,760
41,100	General Growth Properties, Inc.	2,606,973
75,000	Nationwide Health Properties, Inc.	2,481,000
25,000	Redwood Trust, Inc.	1,350,000
15,000	Regency Centers Corporation	1,286,100
42,000	Sun Communities, Inc.	1,288,560
		11,901,393

Retail—6.1%
35,000	The Home Depot, Inc.	1,386,000
133,000	Wal-Mart Stores, Inc.	6,423,900
		7,809,900

RICS—3.0%
145,600	Flaherty & Crumrine Claymore Preferred Securities Income Fund, Inc.	3,175,536
32,800	Flaherty & Crumrine Claymore Total Return Fund, Inc.	709,136
		3,884,672

Savings & Loans—1.7%
51,000	Washington Mutual, Inc.	2,197,080

	Total Domestic Common Stocks (cost $69,604,021)	88,652,511

FOREIGN COMMON STOCKS—21.8%
Australia—1.0%
983,610	ING Office Fund, REIT	1,216,806

France—2.1%
9,500	Unibail, REIT	2,742,464

Germany—1.0%
20,690	Deutsche Wohnen AG, REIT	1,261,574

Hong Kong—4.0%
450,000	Wheelock & Co., Ltd.	950,424
110,000	Cheung Kong Holdings, Ltd.	1,348,195
600,000	Hang Lung Properties, Ltd., REIT	1,585,961
2,052,000	Midland Holdings, Ltd.	1,245,021
		5,129,601

Japan—1.0%
250	New City Residence Investment Corporation, REIT	1,276,533

Netherlands—1.2%
31,663	Heineken NV	1,557,990

New Zealand—3.5%
4,150,135	Kiwi Income Property Trust, REIT	4,534,861

2

Singapore—1.1%
850,000	Ascendas Real Estate Investment Trust	1,344,664

United Kingdom—6.9%
65,000	British Land Co. PLC, REIT	1,909,482
25,000	Diageo PLC, Sponsored ADR	1,984,750
155,000	Great Portland Estates PLC, REIT	2,281,247
235,000	Lloyds TSB Group PLC	2,643,507
		8,818,986

	Total Foreign Common Stocks (cost $19,038,661)	27,883,479

PREFERRED STOCKS—2.2%
80,000	Developers Diversified Realty Corp. 8.60%	1,999,200
29,000	Equity Office Properties Trust 7.75%	727,720
1,200	Public Storage, Inc. 7.50%	30,863

	Total Preferred Stocks (cost $2,803,684)	2,757,783

	Total Long Term Investments (cost $91,446,366)	119,293,773
SHORT TERM INVESTMENTS—7.6%

Par Value	Description	Value (Note 1)
BANK DEPOSIT—1.2%
1,519,000	Investors Bank & Trust Money Market Deposit Account, 4.200% due 3/01/07 (cost $1,519,000)	1,519,000

FOREIGN GOVERNMENT BONDS—5.6%
New Zealand—1.8%
3,290,000	New Zealand Treasury Bill, .000% due 5/09/07 *	2,273,600

United Kingdom—3.8%
2,465,000	United Kingdom Treasuries, 8.500% due 7/16/07	4,886,111

	Total FOREIGN GOVERNMENT BONDS (cost $6,900,675)	7,159,711

U.S. TREASURY BILLS—0.8%
1,000,000	4.820% due 3/29/07	996,251

	Total Short Term Investments (cost $9,415,926)	9,674,962

3

Total Investments — 100.8% (cost $100,862,292)	$128,968,735

Other Assets and Liabilities — (0.8%)	(998,900)

Total Net Assets Available to Common Stock and Preferred Stock — 100%	127,969,835

Auction Market Preferred Stock (AMPs) Redemption Value	(25,000,000)

Total Net Assets Available to Common Stock	102,969,835

†		Non-income producing security.
*		Zero coupon bond.
ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

4

Boulder Growth and Income Fund, Inc.

February 28, 2007  (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation:  The net asset value of the Fund’s Common Stock is determined by the Fund’s administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

The actual amounts of dividend income and return of capital received from investments in real estate trusts (“REITS”) and registered investment companies (“RICS”) at calendar year-end are determined after the end of the fiscal year. The Fund therefore estimates these amounts for accounting purposes until the actual characterization of REIT and RIC distributions is known. Distributions received in excess of the estimate are recorded as a reduction of the cost of investments.

Foreign Currency Translation: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and the purchase and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions.

Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and the subsequent sale trade date is included in gains and losses on investment securities sold.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions. The Fund’s Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

Note 2. Unrealized Appreciation/(Depreciation)

On February 28, 2007 the net unrealized appreciation on investments based on cost of $101,189,161 for federal income tax purposes was $27,779,574 consisting of $29,725,363 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $(1,945,789) aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BOULDER GROWTH AND INCOME FUND, INC.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	4/24/07

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	4/24/07

By	/s/ Carl D. Johns
Carl D. Johns, Chief Financial Officer, Vice President and Treasurer
(Principal Financial Officer)

Date	4/23/07